ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

11. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Payable to online advertising platforms as an agency	356,647	364,206	52,457
Salary and welfare payable	170,819	229,146	33,004
Accrued advertising, marketing and promotional expenses	253,384	194,791	28,056
Accrued operating expenses	133,748	150,828	21,724
Advances from customers	70,926	128,228	18,469
Payable for aquisition	88,054	89,155	12,840
Accrued bandwidth and internet data center costs	69,524	57,491	8,280
Other taxes payable	76,618	35,562	5,122
Advances from disposal of investment	—	31,728	4,570
Contingent consideration payable (note 3)	23,338	19,933	2,871
Payable for purchase of property, equipment and intangible assets	43,785	10,902	1,570
Redemption right liabilities	474	652	94
Others	21,874	47,136	6,789

Total	1,309,191	1,359,758	195,846

Other non-current liabilities

	As of December. 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Contingent consideration payable (note 3)	—	10,425	1,502
Payable for acquisitions	55,665	3,468	499
Uncertain tax position (note 15)	18,161	22,606	3,256

Total	73,826	36,499	5,257